Financial Assets at Fair Value through Profit or Loss - Summary of Financial Assets at Fair Value through Profit or Loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 2,641,416	¥ 3,110,375	¥ 1,547,672
Debt instruments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	2,620,686		1,528,921
Equity instruments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 20,730		¥ 18,751